UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2009
Date of reporting period: February 28, 2009

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust Sextant Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	10,000	$237,700	2.60%	Telecommunctns - Services
Abbott Laboratories	5,000	$236,700	2.59%	Medical - Drugs
Adobe Systems	7,600	$126,920	1.39%	Computer - Software
Advanced Micro Devices	10,000	$21,800	0.24%	Elec Components - Semicondtrs
Agilent Technologies	13,000	$180,310	1.97%	Elec Components - Misc
Alaska Air Group	10,000	$219,100	2.39%	Transportation - Airline
Alcoa	6,000	$37,380	0.41%	Metal Ores - Non Ferrous
Amazon.com	6,000	$388,740	4.25%	Retail - Internet
Amgen	3,700	$181,041	1.98%	Medical - Biomed/Genetics
Apple	8,000	$714,480	7.81%	Computer - Mini/Micro
Banner Corporation	100,000	$280,000	3.06%	Banks - West
Bed Bath & Beyond	5,000	$106,500	1.16%	Retail - Misc/Diversified
Best Buy	4,000	$115,280	1.26%	Retail - Consumer Elect
Chubb	5,000	$195,200	2.13%	Insurance - Propt/Casul/Title
Devon Energy	4,500	$196,515	2.15%	Oil & Gas - U S Explo & Prod
Dr Pepper Snapple	12,000	$168,600	1.84%	Beverages - Soft Drink
Duke Energy	10,000	$134,700	1.47%	Utility - Electric Power
FPL	7,000	$317,310	3.47%	Utility - Electric Power
FTI Consulting	5,000	$182,700	2.00%	Business Services
Freeport-McMoRan Copper & Gold	5,000	$152,100	1.66%	Metal Ores - Misc
Frontier Financial	25,000	$38,750	0.42%	Banks - West
Harman International Industries	1,900	$20,178	0.22%	Audio/Video Home Products
Hewlett-Packard	7,000	$203,210	2.22%	Computer - Mini/Micro
Honeywell International	3,500	$93,905	1.03%	Diversified Operations
Horizon Financial	50,000	$118,500	1.29%	Finance - Savings & Loan
Idacorp	6,000	$146,040	1.60%	Utility - Electric Power
Intuit	9,000	$205,110	2.24%	Computer - Software
KB Home	5,000	$44,500	0.49%	Building - Resident/Commercl
Ligand Pharmaceuticals	10,000	$27,100	0.30%	Medical - Biomed/Genetics
Eli Lilly	3,500	$102,830	1.12%	Medical - Drugs
Lincoln Electric Holdings	4,000	$122,920	1.34%	Machinery - Tools & Rel Prods
Lowe's	9,000	$142,560	1.56%	Buildg Prods - Retail/Whlsle
NRG Energy	10,000	$189,000	2.06%	Utility - Electric Power
Norfolk Southern	4,500	$142,740	1.56%	Transportation - Rail
Nucor	4,000	$134,600	1.47%	Steel - Producers
Oracle	15,000	$233,100	2.55%	Computer - Software
PepsiCo	4,500	$216,630	2.37%	Beverages - Soft Drink
Pharmaceutical Product Development	15,000	$359,850	3.93%	Medical - Drugs
Raytheon	4,500	$179,865	1.96%	Aerospace - Equipment
Red Lion Hotels	40,000	$114,000	1.25%	Hotels & Motels
Regal-Beloit	5,500	$157,740	1.72%	Machinery - Tools & Rel Prods
Charles Schwab	25,000	$317,750	3.47%	Finance - Investment Bkrs
Sempra Energy	3,000	$124,710	1.36%	Utility - Gas Distribution
Spectra Energy	13,000	$169,000	1.85%	Oil & Gas - Prods/Pipeline
Staples	6,000	$95,700	1.05%	Office Equip & Supplies
3Com	30,000	$66,600	0.73%	Computer - Local Networks
Trimble Navigation	14,000	$197,400	2.16%	Instruments - Elec Measuring
UAL	15,000	$73,650	0.80%	Transportation - Airline
United Parcel Service	2,500	$102,950	1.12%	Transportation - Services
VCA Antech	8,000	$166,320	1.82%	Medical - Hospitals
Verizon Communications	3,000	$85,590	0.94%	Telecommunctns - Services
Washington Banking	10,000	$69,450	0.76%	Banks - West
Weyerhaeuser	6,000	$144,960	1.58%	Buildg Prods - Wood
John Wiley & Sons	5,000	$156,950	1.71%	Publishing - Books
Noble	8,000	$196,720	2.15%	Oil & Gas - Offshore Drillng

	TOTAL	$9,153,954

Saturna Investment Trust Sextant Core Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	900	$21,393	0.78%	Telecommunctns - Services
Adobe Systems	1,100	$18,370	0.67%	Computer - Software
Alcoa	1,400	$8,722	0.32%	Metal Ores - Non Ferrous
Anglo American PLC ADR	1,119	$7,911	0.29%	Metal Ores - Gold
Apple	500	$44,655	1.63%	Computer - Mini/Micro
Australia & New Zealand Banking ADS	1,750	$14,880	0.54%	Banks - Foreign
BASF SE ADS	400	$11,227	0.41%	Chemicals - Diversified
Berkley WR Corp	100,000	$90,583	3.31%	Insurance - Propt/Casul/Title
Berkshire Hathaway Financial	85,000	$85,784	3.13%	Insurance - Multi Line
BHP Billiton ADS	650	$23,673	0.86%	Metal Ores - Non Ferrous
Black & Decker	350	$8,285	0.30%	Tools - Hand Held
CRH PLC ADS	600	$12,132	0.44%	Building - Cement/Concrete/Ag
CSX Corp.	95,000	$95,436	3.49%	Transportation - Rail
Canadian National Railway	800	$25,872	0.95%	Transportation - Rail
Canon ADS	600	$15,066	0.55%	Office Automation
China Mobile ADS	500	$21,675	0.79%	Telecommunctns - Cellular
Chubb	750	$29,280	1.07%	Insurance - Propt/Casul/Title
ConocoPhillips	750	$28,013	1.02%	Oil & Gas - U S Integrated
EI du Pont de Nemours	100,000	$98,544	3.60%	Chemicals - Diversified
Emerson Electric	100,000	$101,613	3.71%	Elec Components - Misc
Express Scripts	500	$25,150	0.92%	Medical - Hlth Maint Orgs
FPL	600	$27,198	0.99%	Utility - Electric Power
FedEx	400	$17,284	0.63%	Transportation - Air Freight
Freeport-McMoRan Copper & Gold	200	$6,084	0.22%	Metal Ores - Misc
Genentech Inc	150,000	$152,400	5.57%	Medical - Drugs
General Electric Capital Corp	100,000	$99,482	3.64%	Finance - Services
General Mills	1,000	$52,480	1.92%	Food - Misc Preparation
GlaxoSmithKline PLC ADS	500	$15,065	0.55%	Medical - Drugs
Harris	550	$20,504	0.75%	Telecommunctns - Equip
Hewlett-Packard	1,000	$29,030	1.06%	Computer - Mini/Micro
Honeywell International	850	$22,806	0.83%	Diversified Operations
Idacorp	900	$21,906	0.80%	Utility - Electric Power
ING Groep NV ADS	400	$1,804	0.07%	Insurance - Multi Line
JP Morgan Chase & Co	550	$12,568	0.46%	Banks - Money Center
Johnson & Johnson	700	$35,000	1.28%	Medical - Supplies
Kimberly-Clark	625	$29,444	1.08%	Paper & Paper Products
LAN Airlines SA ADS	4,500	$37,125	1.36%	Transportation - Airline
Eli Lilly	1,000	$29,380	1.07%	Medical - Drugs
Lockheed Martin	300	$18,933	0.69%	Electronics - Military Sys
Lowe's	900	$14,256	0.52%	Buildg Prods - Retail/Whlsle
McGraw-Hill	1,000	$19,730	0.72%	Publishing - Books
Monsanto	600	$45,762	1.67%	Medical - Drugs
Nike	900	$37,377	1.37%	Shoes & Related Apparel
Nomura Holdings ADR	700	$2,863	0.10%	Finance - Investment Bkrs
Norsk Hydro ASA ADS	2,000	$6,467	0.24%	Oil & Gas - Intl Integrated
Novartis AG ADR	300	$10,875	0.40%	Medical - Drugs
Novo Nordisk A/S ADS	400	$19,368	0.71%	Medical - Drugs
Nucor	800	$26,920	0.98%	Steel - Producers
PNC Bank	600	$16,404	0.60%	Banks - Northeast
Panamerican Beverages (KOF)	94,000	$94,789	3.46%	Beverages - Soft Drink
Parker Hannifin	450	$15,017	0.55%	Instruments - Control
Pearson PLC ADS	2,100	$19,572	0.72%	Publishing - Books
PepsiCo	1,000	$48,140	1.76%	Beverages - Soft Drink
Pfizer	1,900	$23,389	0.85%	Medical - Drugs
Praxair	700	$39,725	1.45%	Chemicals - Specialty
Procter & Gamble	900	$43,353	1.58%	Cosmetics & Toiletries
RPM International	1,000	$10,840	0.40%	Chemicals - Specialty
Ritchie Bros Auctioneers	1,000	$15,050	0.55%	Building - Heavy Const
Rockwell Collins	800	$24,960	0.91%	Aerospace - Equipment
Staples	90,000	$88,302	3.23%	Office Equip & Supplies
StatoilHydro ASA ADS	603	$10,046	0.37%	Oil & Gas - Intl Integrated
Taiwan Semiconductor ADS	4,014	$30,266	1.11%	Elec Components - Semicondtrs
Telefonica SA ADS	500	$27,780	1.02%	Utility - Telephone
Telefonos de Mexico SAB de CV ADS	1,200	$16,488	0.60%	Utility - Telephone
Telemex International SAB de CV ADR	1,200	$9,156	0.33%	Telecommunctns - Services
3M	600	$27,276	1.00%	Diversified Operations
Tomkins PLC ADS	750	$4,785	0.17%	Diversified Operations
Toronto-Dominion Bank	550	$16,137	0.59%	Banks - Foreign
Total SA ADS	500	$23,600	0.86%	Oil & Gas - Intl Integrated
Toyota Motor ADS	200	$12,628	0.46%	Auto/Truck - Mfg Foreign
Unilever PLC ADS	1,600	$30,848	1.13%	Food - Misc Preparation
US Treasury Note	100,000	$102,488	3.74%	U S Government
US T-NOTE	100,000	$97,930	3.58%	U S Government
United Technologies	525	$21,436	0.78%	Aerospace - Equipment
UnitedHealth	1,400	$27,510	1.01%	Medical - Hlth Maint Orgs
Verizon	100,000	$102,833	3.76%	Telecommunctns - Cellular
Walmart	100,000	$102,195	3.73%	Retail - Misc/Diversified
Noble	1,200	$29,508	1.08%	Oil & Gas - Offshore Drillng
Orient-Express Hotels	1,000	$3,960	0.14%	Hotels & Motels

	TOTAL	$2,736,784

Saturna Investment Trust Sextant International Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Aegon NV	40,559	$143,173	0.79%	Insurance - Multi Line
Air France-KLM ADR	25,000	$231,150	1.28%	Transportation - Airline
America Movil SAB de CV ADS	6,000	$152,880	0.85%	Telecommunctns - Cellular
American Oriental Bioengineering	50,000	$184,500	1.02%	Medical - Biomed/Genetics
Anglo American PLC ADR	36,525	$258,232	1.43%	Metal Ores - Gold
Australia & New Zealand Banking ADS	5,000	$42,516	0.24%	Banks - Foreign
AXA SA ADS	17,000	$154,360	0.86%	Banks - Foreign
BASF SE ADS	3,400	$95,432	0.53%	Chemicals - Diversified
BCE	20,000	$391,400	2.17%	Telecommunctns - Equip
Banco Santander ADS	40,000	$240,800	1.34%	Banks - Foreign
BHP Billiton ADS	8,000	$291,360	1.62%	Metal Ores - Non Ferrous
CRH PLC ADS	10,000	$202,200	1.12%	Building - Cement/Concrete/Ag
Cadbury PLC ADS	10,000	$306,400	1.70%	Food - Confectionery
Canadian Pacific Railway	10,000	$282,100	1.56%	Transportation - Rail
Canon ADS	11,000	$276,210	1.53%	Office Automation
China Mobile ADS	9,000	$390,150	2.16%	Telecommunctns - Cellular
Coca-Cola Femsa SAB de CV ADS	8,000	$249,280	1.38%	Beverages - Soft Drink
Companhia Vale do Rio Doce ADR	10,000	$128,900	0.71%	Metal Prods - Fabrication
Dassault Systems SA ADR	3,000	$105,313	0.58%	Computer - Software
EnCana	10,000	$393,700	2.18%	Oil & Gas - Canadn Integrated
Enersis SA ADS	20,000	$288,400	1.60%	Utility - Electric Power
51job ADR	8,000	$57,840	0.32%	Business Services
GlaxoSmithKline PLC ADS	12,000	$361,560	2.01%	Medical - Drugs
Infosys ADS	10,000	$242,000	1.34%	Computer - Software
ING Groep NV ADS	25,000	$112,750	0.63%	Insurance - Multi Line
Korea Electric Power ADS	20,000	$152,600	0.85%	Utility - Electric Power
LAN Airlines SA ADS	50,000	$412,500	2.29%	Transportation - Airline
Metso Oyj ADS	12,100	$118,792	0.66%	Paper & Paper Products
Mitsubishi UFJ Financial ADR	50,000	$223,500	1.24%	Banks - Foreign
Nidec ADR	13,000	$132,730	0.74%	Machinery - Electrical
Nintendo	11,000	$387,750	2.15%	Toys/Games/Hobby Prod
Nissan Motor ADS	45,000	$272,700	1.51%	Auto/Truck - Mfg Foreign
Nomura Holdings ADR	30,000	$122,700	0.68%	Finance - Investment Bkrs
Novartis AG ADR	10,000	$362,500	2.01%	Medical - Drugs
Novo Nordisk A/S ADS	7,000	$338,940	1.88%	Medical - Drugs
Pearson PLC ADS	50,000	$466,000	2.58%	Publishing - Books
Petro-Canada	13,000	$284,700	1.58%	Oil & Gas - Canadn Integrated
Potash Corp of Saskatchewan	7,000	$587,790	3.26%	Fertilizers
PT Indosat Tbk ADR	5,000	$87,250	0.48%	Utility - Telephone
Repsol YPF SA ADS	3,500	$53,270	0.30%	Oil & Gas - Intl Integrated
Rio Tinto PLC ADS	2,750	$280,500	1.56%	Metal Ores - Misc
Ritchie Bros Auctioneers	22,000	$331,100	1.84%	Building - Heavy Const
SK Telecom ADR	8,000	$107,120	0.59%	Telecommunctns - Services
Shire PLC ADR	2,000	$70,920	0.39%	Medical - Drugs
Sony ADS	10,000	$165,600	0.92%	Audio/Video Home Products
StatoilHydro ASA ADS	5,173	$86,182	0.48%	Oil & Gas - Intl Integrated
Teck Cominco	50,000	$172,500	0.96%	Metal Ores - Non Ferrous
Telecom New Zealand ADS	10,000	$58,200	0.32%	Utility - Telephone
Telefonica SA ADS	7,000	$388,920	2.16%	Utility - Telephone
Telefonos de Mexico SAB de CV ADS	15,000	$206,100	1.14%	Utility - Telephone
Telemex International SAB de CV ADR	5,000	$38,150	0.21%	Telecommunctns - Services
Telus	13,000	$329,550	1.83%	Telecommunctns - Services
Tenaris SA ADR	2,500	$43,875	0.24%	Steel - Pipe & Tubes
Teva Pharmaceutical Industries ADS	8,000	$356,640	1.98%	Medical - Generic Drugs
Toronto-Dominion Bank	15,000	$440,100	2.44%	Banks - Foreign
Total SA ADS	10,000	$472,000	2.62%	Oil & Gas - Intl Integrated
Turkcell Iletisim Hizmetleri ADR	35,000	$431,200	2.39%	Telecommunctns - Cellular
US T Bill 04/23/09	2,000,000	$1,999,352	11.09%	U S Government
US T Bill 07/02/09	2,000,000	$1,997,682	11.08%	U S Government
UPM-Kymmene Oyj ADS	3,500	$24,938	0.14%	Paper & Paper Products
Votorantim Celulose e Papel SA ADS	8,000	$38,240	0.21%	Paper & Paper Products
Orient-Express Hotels	35,000	$138,600	0.77%	Hotels & Motels
Copa Holdings SA	10,000	$264,300	1.47%	Transportation - Airline

	TOTAL	$18,028,095

Saturna Investment Trust Sextant Short-Term Bond Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Apache Corporation	150,000	$154,515	5.20%	4/15/13	Oil & Gas - Intl Integrated
Astrazeneca PLC	125,000	$133,181	4.49%	9/15/12	Medical - Drugs
Berkshire Hathaway Financial	100,000	$102,910	3.47%	5/15/15	Insurance - Multi Line
Caterpillar Inc.	100,000	$101,749	3.43%	9/15/09	Machinery - Const/Mining
Dover Corporation	100,000	$105,969	3.57%	2/15/11	Machinery - Genrl Industrial
Florida Power & Light Group Capital	140,000	$147,594	4.97%	9/1/11	Utility - Electric Power
Federal Farm Credit Bank	200,000	$202,388	6.82%	6/5/13	Agricultural Operations
Federal National Mortgae Assoc.	120,000	$124,229	4.18%	2/23/10	U S Government
Fortune Brands	120,000	$118,270	3.98%	1/15/11	Beverages - Alcoholic
Genentech Inc	100,000	$101,600	3.42%	7/15/10	Medical - Drugs
General Electric Capital Corp	100,000	$98,185	3.31%	10/19/12	Diversified Operations
Halliburton Co.	132,000	$137,445	4.63%	10/15/10	Oil & Gas - Field Services
HSBC Finance Corp. (Household Finc)	100,000	$101,620	3.42%	10/15/11	Finance - Consumer Loans
IBM Corporation	135,000	$141,518	4.77%	10/22/12	Computer - Services
International Lease Finance (AIG)	125,000	$95,764	3.23%	4/15/10	Finance - Leasing Cos
Marathon Oil	120,000	$119,752	4.03%	7/1/12	Oil & Gas - U S Integrated
ConocoPhillips Co	100,000	$107,510	3.62%	5/25/10	Oil & Gas - Intl Integrated
Roche Holdings Inc	150,000	$152,465	5.14%	3/1/12	Medical - Misc Products
Scottish Power PLC	100,000	$98,692	3.32%	3/15/10	Utility - Electric Power
TJ X Companies	95,000	$96,577	3.25%	12/15/09	Retail - Discount & Variety
US Treasury Note	200,000	$202,109	6.81%	6/15/09	U S Government
US Treasury Note	200,000	$207,211	6.98%	4/15/10	U S Government
Verizon New England Tel.	129,000	$117,391	3.95%	10/1/13	Utility - Telephone

	TOTAL	$2,968,643

Saturna Investment Trust Sextant Bond Income Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Air Products & Chemicals	50,000	$57,106	1.81%	4/15/21	Chemicals - Specialty
Allstate Corp.	50,000	$51,794	1.64%	6/15/13	Insurance - Multi Line
Archer Daniels Midlands	100,000	$105,428	3.35%	2/1/31	Agricultural Operations
AutoZone Inc.	95,000	$85,195	2.70%	11/15/15	Auto Parts - Replacement
Avery Dennison Corp	95,000	$67,693	2.15%	1/15/33	Office Equip & Supplies
BHP Finance USA	125,000	$122,519	3.89%	12/15/15	Metal Ores - Misc
Baker Hughes Inc	100,000	$101,565	3.22%	1/15/29	Oil & Gas - Field Services
Becton Dickinson Corp.	40,000	$40,854	1.30%	10/1/09	Medical - Supplies
Caterpillar INC	40,000	$42,852	1.36%	8/15/11	Machinery - Const/Mining
Cingular Wireless (AT&T)	140,000	$135,247	4.29%	12/15/31	Utility - Telephone
CitiCorp	50,000	$48,336	1.53%	10/15/11	Banks - Money Center
Comerica Bank	50,000	$43,668	1.39%	12/1/13	Banks - Midwest
Commonwealth Edison Corp.	50,000	$51,406	1.63%	7/1/13	Utility - Electric Power
Conagra Inc.	33,000	$34,887	1.11%	9/15/10	Food - Misc Preparation
Dayton Hudson Corp. (Target Stores)	50,000	$54,078	1.72%	1/1/11	Retail - Discount & Variety
Dean Witter Discovery & Company	50,000	$48,944	1.55%	10/15/13	Finance - Investment Bkrs
Deere & Co.	95,000	$105,315	3.34%	5/15/30	Machinery - Farm
Federal Farm Credit Bank	150,000	$149,979	4.76%	8/15/21	U S Government
Federal National Mtge Assoc.	100,000	$100,071	3.18%	4/10/15	U S Government
Federal Nat Mortgage Assoc	150,000	$150,341	4.77%	11/28/17	U S Government
Florida Power & Light	100,000	$102,410	3.25%	10/1/33	Utility - Electric Power
General Electric Capital Corp	60,000	$63,332	2.01%	5/15/12	Finance - Leasing Cos
Heinz H. J. Co.	75,000	$77,770	2.47%	3/15/12	Food - Misc Preparation
Hershey Foods Co.	50,000	$54,043	1.72%	8/15/12	Food - Confectionery
Lowe's Companies	50,000	$52,922	1.68%	6/1/10	Buildg Prods - Retail/Whlsle
Masco	60,000	$48,689	1.55%	8/15/13	Buildg Prods - Miscellaneous
Norwest Financial	50,000	$50,243	1.59%	7/15/09	Banks - Midwest
Paine Webber Group	50,000	$47,907	1.52%	2/15/14	Finance - Investment Bkrs
Pharmacia (PFE)	100,000	$110,472	3.51%	12/1/18	Medical - Drugs
Phillips Electronics Corp	75,000	$80,921	2.57%	8/15/13	Electronics - Misc Products
Progressive	75,000	$72,239	2.29%	10/1/13	Insurance - Propt/Casul/Title
St. Pauls Travelers Insurance	125,000	$120,602	3.83%	12/1/15	Insurance - Propt/Casul/Title
Sempra Energy Corp	50,000	$51,538	1.64%	3/1/10	Utility - Gas Distribution
Southwest Airlines	75,000	$71,806	2.28%	3/1/12	Transportation - Airline
US T Note 7.25% 8/15/22	195,000	$262,823	8.34%	8/15/22	U S Government
US T Note 5.25% 2/15/2029	145,000	$169,559	5.38%	2/15/29	U S Government
Wal-Mart Stores	45,000	$51,727	1.64%	6/1/13	Retail - Discount & Variety
XL Capital (Europe)	90,000	$64,346	2.04%	1/15/12	Insurance - Propt/Casul/Title

	TOTAL	$3,150,625

Saturna Investment Trust Idaho Tax-Exempt Fund

Municipal Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Ada & Canyon JSD #2 Meridian*	50,000	$58,574	0.48%	7/30/15	Schools
Ada & Canyon JSD #2 Meridian	165,000	$179,568	1.48%	8/15/20	General Obligations
Ada & Canyon JSD #2 Merdian	155,000	$166,737	1.37%	8/15/21	General Obligations
Ada & Canyon JSD # 3 Kuna	500,000	$544,300	4.48%	9/15/19	General Obligations
Washington & Adams Co.s JSDC # 432	100,000	$106,002	0.87%	8/15/19	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	285,000	$304,605	2.51%	8/1/17	General Obligations
Blackfoot ID COP Series 2000	135,000	$140,775	1.16%	2/1/18	Utility - Waste Mangmt
Blaine County Idaho Series A	150,000	$148,863	1.23%	8/1/23	General Obligations
Boise Co. ID SD # 73 Horseshoe Bend	125,000	$126,818	1.04%	7/31/10	Schools
Boise City ID Gen Fund Rev	160,000	$169,973	1.40%	12/1/17	Finance - Services
Boise City ID Gen Fund Rev	100,000	$105,875	0.87%	12/1/18	Finance - Services
Boise State University Rev.'s Ref A	295,000	$315,190	2.59%	4/1/19	State Education
Boise State Univerity ID Rev's	250,000	$236,438	1.95%	4/1/27	Schools
Boise City Urb Ren Agy Lease Rev	160,000	$170,226	1.40%	8/15/20	Real Estate - Development
Boise City Urb Ren Agy Lease Rev*	90,000	$94,478	0.78%	8/15/21	Real Estate - Development
Bonneville & Bingham Co ID SCD 93	150,000	$161,684	1.33%	9/15/16	General Obligations
Bonneville & Bingham Co JSD #93 GO	350,000	$370,062	3.05%	9/15/17	General Obligations
Caldwell ID GO	150,000	$155,642	1.28%	5/15/14	General Obligations
Canyon Co. ID SCD # 131 Nampa	325,000	$345,030	2.84%	8/15/19	Schools
Canyon Co. ID SCD # 131 Nampa	105,000	$107,200	0.88%	8/15/23	General Obligations
Canyon Co. ID SD #134 Middleton	170,000	$178,342	1.47%	7/31/16	General Obligations
Canyon Co. Id SD #139 Vallivue	350,000	$334,859	2.76%	9/15/25	Schools
Fremont & Madison JSD 215 St. Antho	200,000	$211,244	1.74%	8/15/19	General Obligations
Idaho Bond Bank Authority Rev	135,000	$136,050	1.12%	9/1/22	Pollution Control - Servcs
Idaho Bond Bank Authority	250,000	$255,980	2.11%	9/15/26	Utility - Water Supply
Idaho Bond Bank Authority*	75,000	$73,246	0.60%	9/15/23	Utility - Waste Mangmt
Idaho Bond Bank Authority*	90,000	$92,291	0.76%	9/15/19	Finance - Services
Idaho Falls ID Electric	140,000	$164,933	1.36%	4/1/19	Utility - Electric Power
Idaho Health Fac Ath Holy Cross Rev*	50,000	$49,916	0.41%	12/1/28	Medical - Hospitals
Idaho Health Facs Auth Rev Ref.	110,000	$110,799	0.91%	12/1/14	Medical - Hospitals
Idaho Health Facs Auth Corp	115,000	$115,772	0.95%	12/1/22	Medical - Hospitals
Idaho Health Facs Aith Rev	200,000	$205,772	1.69%	12/1/23	Medical - Hospitals
Idaho Housing & Finance Assoc.	100,000	$98,921	0.81%	6/1/17	Schools
Idaho Housing & Finance Assoc	200,000	$208,106	1.71%	7/15/24	Transportation - Services
Idaho Housing & Finance Fed Hgy SrA	250,000	$255,333	2.10%	7/15/23	Roads
Idaho State Building Authority	110,000	$110,354	0.91%	9/1/23	Building - Resident/Commercl
Idaho State University Ref & Impt	150,000	$150,242	1.24%	4/1/17	State Education
Idaho State University Rev.	220,000	$220,904	1.82%	4/1/24	State Education
Jefferson & Madison SCD 251 Rigby	100,000	$99,438	0.82%	9/1/24	General Obligations
Jerome ID Urban Renewal District	200,000	$202,570	1.67%	9/1/13	Real Estate - Development
Jerome Lincoln Gooding Co's JSC 261	125,000	$130,499	1.07%	9/15/18	General Obligations
Jerome Lincoln Gooding Co's JSD 261	250,000	$267,718	2.20%	9/15/22	General Obligations
Kootenai-Shonshone Area Librarys	220,000	$226,587	1.86%	8/1/21	General Obligations
Latah Nez Perce Clearwater JSD 283	190,000	$196,652	1.62%	8/15/27	General Obligations
Lemhi County ID GO	100,000	$104,882	0.86%	8/1/15	General Obligations
Madison Co. Id SCD # 321 Rexburg	260,000	$246,077	2.03%	8/15/24	General Obligations
Madison Co. SD # 321 Rexburg UTGO	250,000	$235,360	1.94%	8/15/26	Schools
Meridian ID Free Library District	100,000	$101,006	0.83%	8/1/15	General Obligations
Minidoka & Jerome JSD # 331	75,000	$77,499	0.64%	8/15/18	General Obligations
Minidoka & Jerome JSD # 331	75,000	$75,663	0.62%	8/15/20	General Obligations
Minidoka & Jerome JSD 331	225,000	$213,469	1.76%	8/15/24	General Obligations
Minidoka & Jerome JSD # 331	160,000	$151,442	1.25%	8/15/25	General Obligations
Moscow Idaho Sewer Revenue	200,000	$194,458	1.60%	5/1/28	Utilities - Sewer
Nampa Idaho Series B	200,000	$206,968	1.70%	8/1/20	General Obligations
Nez Perce County (Jail) 2007 COP	150,000	$151,287	1.25%	2/1/21	Municipal Leases
Owyhee & Canyon Co SD 370 Homedale	160,000	$182,394	1.50%	8/15/16	Schools
Owyhee & Elmore SD 365 Grandview	350,000	$354,995	2.92%	8/15/27	Schools
Payette Co ID SCD #373	100,000	$104,789	0.86%	9/15/24	Schools
Pocatello ID Water Rev	100,000	$94,826	0.78%	2/1/24	Utility - Water Supply
Pocatello ID. Water Revenue	350,000	$338,912	2.79%	2/1/26	Utility - Water Supply
Post Falls LID 2004-1	300,000	$290,682	2.39%	5/1/21	Real Estate - Development
Troy ID Sewer System*	20,000	$20,006	0.16%	2/1/10	Utilities - Sewer
University of Idaho Rev.s	200,000	$210,356	1.73%	4/1/19	State Education
University of Idaho Rev's	260,000	$270,759	2.23%	4/1/20	State Education
Valley & Adams JSD # 421 McCall	135,000	$135,671	1.12%	8/1/22	General Obligations
Valley & Adams Co.'s JSD 421	290,000	$283,681	2.33%	8/1/24	Schools

	TOTAL	$12,149,741
*Fair valued, see explanation below

Fair Value Measurments Disclosure:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007 (March 30, 2007 for Core Fund). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 27, 2009 in valuing the Funds' investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		STBFX	SBFIX	SCORX	SSGFX	SSIFX	NITEX
LEVEL 1	Quoted Prices	$-	$-	$1,391,830	$9,153,954	$13,412,922	$-
LEVEL 2	Other Significant Observable Inputs	$2,968,643	$3,150,625	$1,344,954	$-	$4,615,173	$11,608,069
LEVEL 3	Significant Unobservable Inputs	$-	$-	$-	$-	$-	$541,672
TOTAL		$2,968,643	$3,150,625	$2,736,784	$9,153,954	$18,028,095	$12,149,741

Level 3 Roll-Forward Municipal Securities

Beginning Balance	$525,459
Total unrealized gains or losses	$36,213
Maturity	$(20,000)
Ending Balance	$541,672

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than an institutional Round Lot and are considered "Odd Lots." Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart:

Total Face Value	Adjustment to Price
Under 10,000	-0.750
10,000-24,999	-0.625
25,000-49,999	-0.500
50,000-74,999	-0.375
75,000-99,999	-0.250
100,000 and up	none

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 23, 2009, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 23, 2009

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 23, 2009